Other income/(expenses) - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Income (Expenses) [Line Items]
Government grants	€ 602	€ 213	€ 2,037
Income from CO2 tickets	6,230	9,527	5,403
Net gain/(loss) on disposal of property, plant and equipment	(7,970)	(12,528)	(210)
Sublease rental income	200	200	200
Other items	1,777	2,525	523
Total	(6,603)	3,724	10,853
Power purchase agreements
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	(7,442)	0	0
Purchased call options
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	0	3,856	2,900
Preferred shares derivatives
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives	€ 0	€ (69)	€ 0